Leases - Summary of Aggregate Future Lease Payments of Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 622
2026	255
2027	121
Total future annual minimum lease payments	998
Less: interest	(32)
Total lease liabilities	$ 966